UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21400

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Advantaged Dividend Income Fund (EVT)

Semiannual Report

February 28, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.1450 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report February 28, 2018

Eaton Vance

Tax-Advantaged Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	19

Important Notices	20

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Performance1,2

Portfolio Managers Edward J. Perkin, CFA, Michael A. Allison, CFA, John H. Croft, CFA and Aaron S. Dunn, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	09/30/2003	9.13%	11.30%	11.96%	6.81%
Fund at Market Price	—	6.80	10.22	12.21	7.76
Russell 1000® Value Index	—	7.26%	7.75%	12.04%	7.88%
ICE BofAML Fixed Rate Preferred Securities Index	—	–0.56	4.44	5.54	3.85
Blended Index	—	4.94	6.85	10.18	6.98

% Premium/Discount to NAV[3]
					–4.24%

Distributions[4]
Total Distributions per share for the period					$0.870
Distribution Rate at NAV					7.46%
Distribution Rate at Market Price					7.79%

% Total Leverage[5]
Borrowings					20.83%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Fund Profile

Common Stock Sector Allocation (% of total investments)

Country Allocation (% of total investments)7

Top 10 Holdings (% of total investments)6

JPMorgan Chase & Co.	3.7%

Johnson & Johnson	3.0

Exxon Mobil Corp.	2.6

First Trust Preferred Securities and Income ETF	2.5

Verizon Communications, Inc.	2.3

NextEra Energy, Inc.	2.0

Philip Morris International, Inc.	2.0

Mondelez International, Inc., Class A	1.6

ConocoPhillips	1.6

Alphabet, Inc., Class C	1.5

Total	22.8%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. ICE BofAML Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE Data Indices, LLC indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. The Blended Index consists of 70% Russell 1000® Value Index and 30% ICE BofAML Fixed Rate Preferred Securities Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective October 23, 2017, the BofA Merrill Lynch indices have been rebranded as Intercontinental Exchange’s (“ICE”) BofAML indices.

Effective December 8, 2017, the Fund is managed by Edward Perkin, Michael Allison, John Croft, and Aaron Dunn.

4

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 89.7%
Security	Shares	Value

Aerospace & Defense — 2.8%
Hexcel Corp.(1)	265,351	$17,852,815
Textron, Inc.(1)	277,918	16,633,392
United Technologies Corp.(1)	96,528	13,006,183
		$47,492,390

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.(1)	306,321	$28,598,129
		$28,598,129

Banks — 12.3%
Bank of America Corp.(1)	690,089	$22,151,857
JPMorgan Chase & Co.(1)	692,600	79,995,300
KeyCorp(1)	1,211,816	25,605,672
PNC Financial Services Group, Inc. (The)(1)	140,755	22,191,433
U.S. Bancorp(1)	504,900	27,446,364
Wells Fargo & Co.(1)	552,342	32,262,296
		$209,652,922

Beverages — 0.8%
PepsiCo, Inc.(1)	123,110	$13,508,860
		$13,508,860

Biotechnology — 0.9%
Gilead Sciences, Inc.(1)	199,299	$15,690,810
		$15,690,810

Capital Markets — 6.6%
Charles Schwab Corp. (The)(1)	382,544	$20,282,483
Credit Suisse Group AG(1)	933,303	17,174,800
Credit Suisse Group AG ADR(1)	288,098	5,289,479
E*TRADE Financial Corp.(1)(2)	341,736	17,848,871
Goldman Sachs Group, Inc. (The)(1)	78,472	20,632,643
Lazard, Ltd., Class A(1)	307,116	16,575,051
Raymond James Financial, Inc.(1)	149,367	13,847,815
		$111,651,142

Construction & Engineering — 0.2%
Fluor Corp.(1)	67,745	$3,854,690
		$3,854,690

Consumer Finance — 0.6%
Discover Financial Services(1)	139,141	$10,968,485
		$10,968,485

Security	Shares	Value

Containers & Packaging — 1.6%
Ball Corp.(1)	287,019	$11,466,409
International Paper Co.(1)	251,334	14,976,993
		$26,443,402

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)(2)	74,290	$15,392,888
		$15,392,888

Diversified Telecommunication Services — 3.2%
AT&T, Inc.(1)	172,164	$6,249,553
Verizon Communications, Inc.(1)	1,020,182	48,703,489
		$54,953,042

Electric Utilities — 2.5%
NextEra Energy, Inc.(1)	284,388	$43,269,634
		$43,269,634

Electronic Equipment, Instruments & Components — 1.6%
CDW Corp.(1)	130,424	$9,511,822
FLIR Systems, Inc.(1)	354,761	17,418,765
		$26,930,587

Energy Equipment & Services — 1.4%
Core Laboratories NV(1)	107,850	$11,104,236
Halliburton Co.(1)	259,405	12,041,580
		$23,145,816

Equity Real Estate Investment Trusts (REITs) — 3.9%
Boston Properties, Inc.(1)	90,647	$10,775,209
DCT Industrial Trust, Inc.(1)	198,043	10,961,680
Equity Residential(1)	216,578	12,178,181
Simon Property Group, Inc.(1)	209,233	32,119,358
		$66,034,428

Food & Staples Retailing — 0.4%
Walmart, Inc.(1)	74,954	$6,746,609
		$6,746,609

Food Products — 3.4%
McCormick & Co., Inc.(1)	228,882	$24,440,020
Mondelez International, Inc., Class A(1)	768,150	33,721,785
		$58,161,805

5	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.(1)(2)	932,596	$25,422,567
		$25,422,567

Health Care Providers & Services — 1.3%
Aetna, Inc.(1)	120,746	$21,379,287
		$21,379,287

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.(1)	266,372	$15,209,841
		$15,209,841

Household Products — 1.1%
Colgate-Palmolive Co.(1)	272,647	$18,804,464
		$18,804,464

Insurance — 2.3%
American Financial Group, Inc.(1)	83,486	$9,417,221
American International Group, Inc.(1)	65,732	3,769,073
Chubb, Ltd.(1)	155,457	22,062,457
WR Berkley Corp.(1)	56,885	3,889,796
		$39,138,547

Internet Software & Services — 2.7%
Alphabet, Inc., Class C(1)(2)	29,601	$32,701,113
eBay, Inc.(1)(2)	306,951	13,155,920
		$45,857,033

IT Services — 1.1%
Leidos Holdings, Inc.(1)	294,212	$18,626,562
		$18,626,562

Machinery — 1.5%
Caterpillar, Inc.(1)	106,802	$16,514,793
Parker-Hannifin Corp.(1)	47,292	8,440,203
		$24,954,996

Media — 0.9%
Walt Disney Co. (The)(1)	152,666	$15,749,025
		$15,749,025

Metals & Mining — 0.7%
Rio Tinto PLC ADR(1)	208,805	$11,423,722
		$11,423,722

Security	Shares	Value

Multi-Utilities — 2.5%
CMS Energy Corp.(1)	417,728	$17,732,554
Sempra Energy(1)	234,936	25,603,325
		$43,335,879

Oil, Gas & Consumable Fuels — 7.8%
Chevron Corp.(1)	24,506	$2,742,712
ConocoPhillips(1)	611,127	33,190,307
EOG Resources, Inc.(1)	233,393	23,670,718
Exxon Mobil Corp.(1)	736,315	55,768,498
Phillips 66(1)	191,736	17,327,182
		$132,699,417

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A(1)	118,857	$16,454,563
		$16,454,563

Pharmaceuticals — 7.6%
Eli Lilly & Co.(1)	124,372	$9,579,131
Johnson & Johnson(1)	500,238	64,970,912
Pfizer, Inc.(1)	873,733	31,725,245
Zoetis, Inc.(1)	272,172	22,007,828
		$128,283,116

Road & Rail — 1.8%
CSX Corp.(1)	571,422	$30,696,790
		$30,696,790

Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.(1)	390,592	$19,252,280
QUALCOMM, Inc.(1)	402,120	26,137,800
		$45,390,080

Specialty Retail — 0.8%
Home Depot, Inc. (The)(1)	74,369	$13,555,238
		$13,555,238

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.(1)	89,355	$15,915,913
		$15,915,913

Textiles, Apparel & Luxury Goods — 2.7%
Lululemon Athletica, Inc.(1)(2)	209,194	$16,965,633
NIKE, Inc., Class B(1)	213,053	14,280,943
VF Corp.(1)	197,518	14,728,917
		$45,975,493

6	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

-Security	Shares	Value

Tobacco — 3.1%
Altria Group, Inc.(1)	169,745	$10,685,448
Philip Morris International, Inc.(1)	405,466	41,986,004
		$52,671,452

Total Common Stocks (identified cost $1,225,094,808)		$1,524,039,624

Preferred Stocks — 10.9%
Security	Shares	Value

Banks — 3.8%
AgriBank FCB, 6.875% to 1/1/24(1)(3)	92,513	$9,997,186
CoBank ACB, Series F, 6.25% to 10/1/22(1)(3)(4)	94,700	10,180,250
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(3)(4)	13,800	1,497,300
Farm Credit Bank of Texas, Series 1, 10.00%(1)(4)	4,678	5,496,650
First Republic Bank, Series G, 5.50%(1)	68,800	1,728,256
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(4)(5)	4,660	3,716,350
IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(3)	194,975	5,253,601
KeyCorp, Series E, 6.125% to 12/15/26(1)(3)	196,180	5,414,568
MB Financial, Inc., Series C, 6.00%(1)	313,450	7,789,233
SunTrust Banks, Inc., Series E, 5.875%(1)	330,358	8,249,039
Texas Capital Bancshares, Inc., 6.50%(1)	128,965	3,293,121
Wells Fargo & Co., Series Y, 5.625%(1)	104,075	2,598,753
		$65,214,307

Capital Markets — 0.4%
KKR & Co., L.P., Series A, 6.75%(1)	100,200	$2,622,234
Legg Mason, Inc., 5.45%(1)	121,600	2,936,640
State Street Corp., Series D, 5.90% to 3/15/24(1)(3)	78,938	2,127,379
		$7,686,253

Consumer Finance — 0.3%
Capital One Financial Corp., Series H, 6.00%(1)	170,350	$4,463,170
		$4,463,170

Electric Utilities — 1.9%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	168,192	$4,058,473
NextEra Energy Capital Holdings, Inc., Series K, 5.25%(1)	286,000	7,015,580
SCE Trust VI, 5.00%(1)	601,650	13,681,521
Southern Co. (The), 6.25%(1)	316,040	8,258,125
		$33,013,699

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 1.6%
CBL & Associates Properties, Inc., Series D, 7.375%(1)	390,325	$7,240,529
DDR Corp., Series A, 6.375%(1)	250,625	5,954,850
DDR Corp., Series K, 6.25%(1)	41,325	941,797
Spirit Realty Capital, Inc., Series A, 6.00%(1)	208,200	4,823,994
Summit Hotel Properties, Inc., Series E, 6.25%(1)	208,775	5,073,232
Vornado Realty Trust, Series K, 5.70%(1)	146,527	3,674,897
		$27,709,299

Food Products — 0.9%
Dairy Farmers of America, Inc., 7.875%(1)(4)	94,450	$9,359,400
Ocean Spray Cranberries, Inc., 6.25%(1)(4)	57,835	5,262,985
		$14,622,385

Insurance — 0.4%
Arch Capital Group, Ltd., Series E, 5.25%(1)	208,500	$4,862,220
PartnerRe, Ltd., Series I, 5.875%(1)	98,421	2,522,530
		$7,384,750

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%(1)	310,219	$7,963,322
		$7,963,322

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%(1)	59,547	$1,444,610
		$1,444,610

Oil, Gas & Consumable Fuels — 1.0%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(3)	733,275	$16,594,014
		$16,594,014

Total Preferred Stocks (identified cost $187,165,775)		$186,095,809

Corporate Bonds & Notes — 20.2%
Security	Principal Amount (000’s omitted)	Value

Airlines — 0.2%
Azul Investments LLP, 5.875%, 10/26/24(1)(4)	$2,895	$2,855,194
		$2,855,194

7	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Automobiles — 0.4%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)(6)	$7,260	$7,379,064
		$7,379,064

Banks — 9.0%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(1)(3)(4)(6)	$1,540	$1,688,225
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(1)(3)(6)	4,200	4,284,000
Banco do Brasil S.A., 6.25% to 4/15/24(1)(3)(4)(6)	15,195	13,902,665
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/6/28(1)(3)(4)(6)	5,475	5,975,689
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(3)(6)	17,290	18,349,012
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)(6)	3,755	3,957,582
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(3)(6)	8,470	9,115,838
Credit Agricole S.A., 7.875% to 1/23/24(1)(3)(4)(6)	4,515	5,051,156
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(3)(6)	1,113	1,182,841
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(3)(6)	26,157	27,007,102
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)(6)	8,650	9,504,187
M&T Bank Corp., Series F, 5.125% to 11/1/26(1)(3)(6)	4,260	4,346,265
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(3)(6)	2,530	2,574,275
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(3)(6)	8,348	9,401,935
Societe Generale S.A., 7.375% to 9/13/21(1)(3)(4)(6)	16,022	17,303,760
SunTrust Banks, Inc., Series H, 5.125% to 12/15/27(1)(3)(6)	3,890	3,734,400
UniCredit SpA, 8.00% to 6/3/24(1)(3)(6)(7)	12,790	13,847,081
Zions Bancorporation, Series I, 5.80% to 6/15/23(1)(3)(6)	1,243	1,270,968
		$152,496,981

Capital Markets — 2.5%
Banco BTG Pactual S.A./Cayman Islands, 5.75%, 9/28/22(1)(4)	$5,830	$5,808,021
Banco BTG Pactual S.A./Luxembourg, 5.50%, 1/31/23(1)(4)	3,300	3,245,550
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(3)(6)	10,430	10,333,522
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(1)(3)(6)	9,190	9,407,068
UBS Group AG, 6.875% to 8/7/25(1)(3)(6)(7)	13,656	14,808,717
		$43,602,878

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 0.7%
Cadence Financial Corp., 4.875%, 6/28/19(1)(4)	$7,086	$7,168,598
Textron Financial Corp., 3.574%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(5)	3,129	2,855,212
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(3)(4)(6)	1,345	1,339,956
		$11,363,766

Electric Utilities — 1.2%
AES Gener S.A., 8.375% to 6/18/19, 12/18/73(1)(3)(4)	$11,310	$11,824,605
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(3)	8,560	8,911,476
		$20,736,081

Energy Equipment & Services — 0.3%
Abengoa Finance S.A.U., 7.75%, 3/31/27(1)(4)(8)	$7,369	$110,535
Oceaneering International, Inc., 6.00%, 2/1/28(1)	5,490	5,421,265
		$5,531,800

Food Products — 1.1%
JBS Investments GmbH, 7.75%, 10/28/20(1)(4)	$4,193	$4,303,066
Land O’ Lakes, Inc., 8.00%(1)(4)(6)	12,295	13,924,088
		$18,227,154

Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66(1)	$5,200	$5,876,000
		$5,876,000

Metals & Mining — 0.4%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(3)(4)	$6,865	$7,808,938
		$7,808,938

Multi-Utilities — 0.3%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(3)	$4,430	$4,729,025
		$4,729,025

Oil, Gas & Consumable Fuels — 1.1%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(3)(6)	$8,752	$8,345,518
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(4)(6)	1	18
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(3)(6)	10,360	10,204,600
		$18,550,136

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Pipelines — 2.0%
Enbridge Energy Partners, L.P., 5.492%, (3 mo. USD LIBOR + 3.798%), 10/1/77(1)(5)	$10,555	$10,581,387
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(1)(3)(6)	12,540	12,182,610
Enterprise Products Operating, LLC, 5.375% to 2/15/28, 2/15/78(1)(3)	10,985	10,658,888
		$33,422,885

Thrifts & Mortgage Finance — 0.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(1)	$3,310	$3,494,434
		$3,494,434

Toys, Games & Hobbies — 0.3%
Mattel, Inc., 6.75%, 12/31/25(1)(4)	$4,560	$4,651,200
		$4,651,200

Transportation — 0.2%
JSL Europe S.A., 7.75%, 7/26/24(1)(4)	$2,755	$2,830,763
		$2,830,763

Total Corporate Bonds & Notes (identified cost $337,207,124)		$343,556,299

Exchange-Traded Funds — 4.5%
Security	Shares	Value

Equity Funds — 4.5%
First Trust Preferred Securities and Income ETF(1)	2,680,555	$52,887,350
Vanguard REIT ETF(1)	313,720	23,011,362

Total Exchange-Traded Funds (identified cost $77,080,938)		$75,898,712

Short-Term Investments — 0.3%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.67%(9)	4,975,656	$4,975,656

Total Short-Term Investments (identified cost $4,975,525)		$4,975,656

Total Investments — 125.6% (identified cost $1,831,524,170)		$2,134,566,100

Other Assets, Less Liabilities — (25.6)%		$(435,657,274)

Net Assets — 100.0%		$1,698,908,826

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $148,160,174 or 8.7% of the Fund’s net assets.

(5)	Variable rate security. The stated dividend/interest rate represents the rate in effect at February 28, 2018.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At February 28, 2018, the aggregate value of these securities is $28,655,798 or 1.7% of the Fund’s net assets.

(8)	Issuer is in default with respect to interest and/or principal payments.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2018.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	87.1%	$1,858,683,509
Switzerland	1.9	39,795,526
Brazil	1.5	32,945,277
United Kingdom	1.4	30,329,844
France	1.0	22,354,916
Bermuda	0.8	16,575,051
Italy	0.7	13,847,081
Chile	0.6	11,824,605
Netherlands	0.5	11,104,236
Australia	0.4	9,497,163
Mexico	0.3	7,315,645
Spain	0.2	4,394,535
Exchange-Traded Funds	3.6	75,898,712
Total Investments	100.0%	$2,134,566,100

Abbreviations:

ADR	–	American Depositary Receipt
LIBOR	–	London Interbank Offered Rate
USD	–	United States Dollar

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2018
Unaffiliated investments, at value (identified cost, $1,826,548,645)	$2,129,590,444
Affiliated investment, at value (identified cost, $4,975,525)	4,975,656
Cash	1,119,617
Dividends and interest receivable	9,868,951
Dividends receivable from affiliated investment	15,042
Receivable for investments sold	6,233,524
Tax reclaims receivable	1,269,098
Total assets	$2,153,072,332

Liabilities
Notes payable	$447,000,000
Payable for investments purchased	5,263,462
Payable to affiliate:
Investment adviser fee	1,397,449
Accrued expenses	502,595
Total liabilities	$454,163,506
Net Assets	$1,698,908,826

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 72,835,900 shares issued and outstanding	$728,359
Additional paid-in capital	1,382,213,413
Accumulated distributions in excess of net investment income	(24,689,863)
Accumulated net realized gain	37,590,469
Net unrealized appreciation	303,066,448
Net Assets	$1,698,908,826

Net Asset Value
($1,698,908,826 ÷ 72,835,900 common shares issued and outstanding)	$23.33

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2018
Dividends (net of foreign taxes, $17,795)	$24,923,069
Interest (net of foreign taxes, $5,823)	9,911,281
Dividends from affiliated investment	88,687
Total investment income	$34,923,037

Expenses
Investment adviser fee	$8,992,233
Trustees’ fees and expenses	46,010
Custodian fee	247,693
Transfer and dividend disbursing agent fees	10,359
Legal and accounting services	97,645
Printing and postage	220,718
Interest expense and fees	4,541,763
Miscellaneous	53,844
Total expenses	$14,210,265

Net investment income	$20,712,772

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$56,230,672
Investment transactions — affiliated investment	1,258
Proceeds from securities litigation settlements	3,574
Foreign currency transactions	10,908
Net realized gain	$56,246,412
Change in unrealized appreciation (depreciation) —
Investments	$67,776,616
Investments — affiliated investment	131
Foreign currency	(65,089)
Net change in unrealized appreciation (depreciation)	$67,711,658

Net realized and unrealized gain	$123,958,070

Net increase in net assets from operations	$144,670,842

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
From operations —
Net investment income	$20,712,772	$60,034,755
Net realized gain	56,246,412	46,625,554
Net change in unrealized appreciation (depreciation)	67,711,658	63,982,383
Net increase in net assets from operations	$144,670,842	$170,642,692
Distributions to shareholders —
From net investment income	$(63,367,232)*	$(62,879,090)
From net realized gain	—	(63,855,375)
Total distributions	$(63,367,232)	$(126,734,465)

Net increase in net assets	$81,303,610	$43,908,227

Net Assets
At beginning of period	$1,617,605,216	$1,573,696,989
At end of period	$1,698,908,826	$1,617,605,216

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(24,689,863)	$17,964,597

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended February 28, 2018
Net increase in net assets from operations	$144,670,842
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(663,814,244)
Investments sold	709,116,036
Increase in short-term investments, net	(4,974,267)
Net amortization/accretion of premium (discount)	(120,748)
Decrease in dividends and interest receivable	1,227,544
Increase in dividends receivable from affiliated investment	(9,039)
Decrease in tax reclaims receivable	2,464,773
Decrease in payable to affiliate for investment adviser fee	(85,521)
Increase in accrued expenses	128,694
Net change in unrealized (appreciation) depreciation from investments	(67,776,747)
Net realized gain from investments	(56,231,930)
Net cash provided by operating activities	$64,595,393

Cash Flows From Financing Activities
Distributions paid, net of reinvestments	$(63,367,232)
Decrease in due to custodian	(108,568)
Net cash used in financing activities	$(63,475,800)

Net increase in cash*	$1,119,593

Cash at beginning of period(1)	$24

Cash at end of period	$1,119,617

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$4,559,753

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(5).

(1)	Balance includes foreign currency, at value.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Financial Highlights

	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015	2014		2013
Net asset value — Beginning of period	$22.210		$21.610	$21.220	$22.940	$19.500		$18.300

Income (Loss) From Operations
Net investment income(1)	$0.284		$0.824	$0.743	$0.808	$1.429	(2)	$1.389
Net realized and unrealized gain (loss)	1.706		1.516	1.387	(1.080)	3.334		1.101

Total income (loss) from operations	$1.990		$2.340	$2.130	$(0.272)	$4.763		$2.490

Less Distributions
From net investment income	$(0.870	)*	$(0.863)	$(0.733)	$(1.085)	$(1.323)		$(1.290)
From net realized gain	—		(0.877)	(1.007)	(0.363)	—		—

Total distributions	$(0.870)		$(1.740)	$(1.740)	$(1.448)	$(1.323)		$(1.290)

Net asset value — End of period	$23.330		$22.210	$21.610	$21.220	$22.940		$19.500

Market value — End of period	$22.340		$21.730	$20.880	$19.290	$20.560		$17.630

Total Investment Return on Net Asset Value(3)	9.13	%(4)	11.57%	11.25%	(0.67)%	25.90%		14.45%

Total Investment Return on Market Value(3)	6.80	%(4)	12.97%	18.24%	0.76%	24.80%		14.09%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,698,909		$1,617,605	$1,573,697	$1,545,306	$1,671,173		$1,420,015
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.14	%(6)	1.16%	1.18%	1.14%	1.15%		1.19%
Interest and fee expense	0.54	%(6)	0.46%	0.29%	0.21%	0.22%		0.30%
Total expenses(5)	1.68	%(6)	1.62%	1.47%	1.35%	1.37%		1.49%
Net investment income	2.45	%(6)	3.75%	3.53%	3.57%	6.63	%(2)	7.14%
Portfolio Turnover	31	%(4)	85%	91%	99%	68%		84%
Senior Securities:
Total notes payable outstanding (in 000’s)	$447,000		$447,000	$447,000	$447,000	$447,000		$447,000
Asset coverage per $1,000 of notes payable(7)	$4,801		$4,619	$4,521	$4,457	$4,739		$4,177

(1)	Computed using average common shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.501 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.30%.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Advantaged Dividend Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended February 28, 2018, the Fund recorded no income for reclaims of previously withheld dividend taxes and approximately $177,000 of previously recorded income for dividend tax reclaims is unpaid and included in Tax reclaims receivable in the Statement of Assets and Liabilities. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

15

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its net investment income, net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) and other sources. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.

At August 31, 2017, the Fund had a net capital loss of $13,003,518 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2018.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,831,206,708

Gross unrealized appreciation	$333,398,480
Gross unrealized depreciation	(30,039,088)

Net unrealized appreciation	$303,359,392

16

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement, the fee is computed at an annual rate of 0.85% of the Fund’s average daily gross assets up to and including $1.5 billion, 0.83% over $1.5 billion up to and including $3 billion, and at reduced rates as daily gross assets exceed $3 billion, and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of shareholders. For the six months ended February 28, 2018, the Fund’s investment adviser fee amounted to $8,992,233 or 0.84% (annualized) of the Fund’s average daily gross assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $661,804,542 and $707,778,781, respectively, for the six months ended February 28, 2018.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended February 28, 2018 and the year ended August 31, 2017.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended February 28, 2018 and the year ended August 31, 2017.

6  Credit Agreement

Effective August 30, 2017, the Fund entered into a Credit Agreement (the Agreement) with a major financial institution that allows it to borrow up to $524 million over a rolling 179 calendar day period through August 30, 2019. Interest is charged at a rate above 1-month LIBOR and is payable monthly. The Fund is charged a commitment fee of 0.30% per annum on the unused portion of the commitment if outstanding borrowings are less than 80% of the borrowing limit. Under the terms of the Agreement, the Fund is required to satisfy certain collateral requirements and maintain a certain level of net assets. At February 28, 2018, the Fund had borrowings outstanding under the Agreement of $447 million at an interest rate of 2.32%. The carrying amount of the borrowings at February 28, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 8) at February 28, 2018. For the six months ended February 28, 2018, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $447 million and 2.05%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

17

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$90,489,597	$—		$—	$90,489,597
Consumer Staples	166,347,753	—		—	166,347,753
Energy	155,845,233	—		—	155,845,233
Financials	369,629,184	17,174,800		—	386,803,984
Health Care	190,775,780	—		—	190,775,780
Industrials	135,596,995	—		—	135,596,995
Information Technology	152,720,175	—		—	152,720,175
Materials	37,867,124	—		—	37,867,124
Real Estate	66,034,428	—		—	66,034,428
Telecommunication Services	54,953,042	—		—	54,953,042
Utilities	86,605,513	—		—	86,605,513

Total Common Stocks	$1,506,864,824	$17,174,800	*	$—	$1,524,039,624

Preferred Stocks
Consumer Staples	$—	$14,622,385		$—	$14,622,385
Energy	16,594,014	—		—	16,594,014
Financials	53,860,744	30,887,736		—	84,748,480
Industrials	7,963,322	—		—	7,963,322
Real Estate	27,709,299	—		—	27,709,299
Utilities	34,458,309	—		—	34,458,309

Total Preferred Stocks	$140,585,688	$45,510,121		$—	$186,095,809

Corporate Bonds & Notes	$—	$343,556,299		$—	$343,556,299
Exchange-Traded Funds	75,898,712	—		—	75,898,712
Short-Term Investments	—	4,975,656		—	4,975,656

Total Investments	$1,723,349,224	$411,216,876		$—	$2,134,566,100

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 28, 2018 is not presented. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Eaton Vance

Tax-Advantaged Dividend Income Fund

February 28, 2018

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Dividend Income Fund

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Dividend Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of February 28, 2018, Fund records indicate that there are 53 registered shareholders and approximately 54,407 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVT.

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7734    2.28.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Although the relief contained in the No-Action Letter was scheduled to expire eighteen months from issuance, it was extended via a subsequent no-action letter issued on September 22, 2017 (see Fidelity Management & Research Company et al., No-Action Letter (Sept. 22, 2017)).

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: April 26, 2018

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date: April 26, 2018